MFS(R) Variable Insurance Trust

                           MFS(R) Total Return Series

                      Supplement to the Current Prospectus

Effective November 20, 2008, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

Portfolio Manager              Primary Role             Since           Title and Five Year History

Nevin P. Chitkara              Equity Securities         2006            Investment Officer of MFS;
                               Portfolio Manager                         employed in the investment area of
                                                                         MFS since 1997.

William P. Douglas             Mortgage-Backed Debt      2004            Investment Officer of MFS;
                               Securities Portfolio                      employed in the investment area of
                               Manager                                   MFS since 2004; Investment Officer
                                                                         and Senior Mortgage Analyst at
                                                                         Wellington Management Co. LLP from
                                                                         1994 to 2004.

Steven R. Gorham               Equity Securities         2002            Investment Officer of MFS;
                               Portfolio Manager                         employed in the investment area of
                                                                         MFS since 1992.

Richard O. Hawkins             Debt Securities           2005            Investment Officer of MFS;
                               Portfolio Manager                         employed in the investment area of
                                                                         MFS since 1988.

Joshua P. Marston              Debt Securities           November        Investment Officer of MFS;
                               Portfolio Manager         2008            employed in the investment area of
                                                                         MFS since 1999.

Michael W. Roberge             Debt Securities          2002             Executive Vice President and
                               Portfolio Manager                         Chief Investment Officer of MFS;
                                                                         employed in the investment area
                                                                         of MFS since 1996.

Brooks A. Taylor               Lead/Equity               2004            Investment Officer of MFS;
                               Securities Portfolio                      employed in the investment area of
                               Manager                                   MFS since 1996.

                The date of this Supplement is November 20, 2008.